Summary of Stock Option Activity (Detail) (Stock Option And Award Plans, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	4,350,631	4,902,818	4,798,677
Granted	264,950	842,273	989,449
Exercised	(1,249,759)	(890,236)	(430,340)
Cancelled	(392,034)	(504,224)	(454,968)
Ending Balance	2,973,788	4,350,631	4,902,818
Vested and exercisable at end of period	1,505,707
Number of Shares
Beginning balance	4,350,631	4,902,818	4,798,677
Granted	264,950	842,273	989,449
Exercised	(1,249,759)	(890,236)	(430,340)
Cancelled	(392,034)	(504,224)	(454,968)
Ending balance	2,973,788	4,350,631	4,902,818
Vested and exercisable at end of period	1,505,707
Weighted Average Exercise Price
Beginning balance	$ 23.01	$ 21.87	$ 21.71
Granted	$ 33.09	$ 22.01	$ 19.66
Exercised	$ 21.60	$ 14.62	$ 10.84
Cancelled	$ 25.27	$ 25.14	$ 25.77
Ending balance	$ 24.20	$ 23.01	$ 21.87
Vested and exercisable at end of period	$ 24.92
Weighted Average Grant Date Fair Value
Beginning balance	$ 9.17	$ 8.61	$ 8.47
Granted	$ 12.05	$ 9.59	$ 8.20
Exercised	$ 8.58	$ 6.16	$ 4.80
Cancelled	$ 10.02	$ 9.76	$ 9.87
Ending balance	$ 9.57	$ 9.17	$ 8.61
Vested and exercisable at end of period	$ 8.64